Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

February 1, 2018
Re:    Allianz Life Insurance Company of North America
Initial Filing on Form S-1
Registration Statement No. 333-
Dear Sir/Madam:
Enclosed for filing please find an initial Registration Statement on Form S-1 (the "Initial Registration Statement"), which is filed pursuant to the Securities Act of 1933 ("1933 Act"). The purpose of the Initial Registration Statement is to register an updated version of an existing index-linked variable annuity (Index Advantage, File No. 333-217303). The updated version includes an Income Benefit, Maximum Anniversary Death Benefit (as recently filed with File No. 333-217303 on December 15, 2017) and an index option line up that differs before and after income payments are commenced.
The prospectus for the product and a statement of additional information are also being filed on Form N-4 to register the variable, separate account component of the product.
We have not included a red-line of the registration statement for the "base product", since changes to the disclosure in the base product registration statement were extensive. However, if you would like a copy, upon your request we could send you a red-line with all changes to the base product.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number.
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,

Allianz Life Insurance Company of North America

By: /s/ Stewart D. Gregg
            Stewart D. Gregg